Consolidated Statements of Changes in Equity - USD ($)		Common Stock	Additional Paid in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Non- controlling interest	Total
Balance at Dec. 31, 2020		$ 9,950	$ 2,558,888	$ 945,755	$ 6,670,845	$ 297,407	$ 466	$ 10,483,311
Balance (in Shares) at Dec. 31, 2020	[1]	9,950,000
Repurchase of subsidiary shares			(2,452,255)					(2,452,255)
Issuance of shares for a private placement		$ 50	61,072					61,122
Issuance of shares for a private placement (in Shares)	[1]	50,000
Net income (loss) for the year					1,766,645		(33,474)	1,733,171
Statutory reserves				319,709	(319,709)
Foreign currency translation adjustments						198,974	(400)	198,574
Balance at Dec. 31, 2021		$ 10,000	167,705	1,265,464	8,117,781	496,381	(33,408)	10,023,923
Balance (in Shares) at Dec. 31, 2021	[1]	10,000,000
Net income (loss) for the year					1,029,490		(39,075)	990,415
Statutory reserves				95,000	(95,000)
Foreign currency translation adjustments						(790,857)	3,481	(787,376)
Balance at Dec. 31, 2022		$ 10,000	167,705	1,360,464	9,052,271	(294,476)	(69,002)	10,226,962
Balance (in Shares) at Dec. 31, 2022	[1]	10,000,000
Net income (loss) for the year					609,850		(5,117)	604,733
Foreign currency translation adjustments						(301,162)	2,013	(299,149)
Balance at Dec. 31, 2023		$ 10,000	$ 167,705	$ 1,360,464	$ 9,662,121	$ (595,638)	$ (72,106)	$ 10,532,546
Balance (in Shares) at Dec. 31, 2023	[1]	10,000,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization